Flexible Premium Deferred Variable Annuity Contract
                           (Variable Annuity)

                             Issued by
                Midland National Life Insurance Company
            (through Midland National Life Separate Account C)

                  Supplement dated September 1, 1998
                    to Prospectus dated May 1, 1998

The Midland Variable Annuity now includes the following new investment options:

MFS VIT Emerging Growth
MFS VIT Research
MFS VIT Growth With Income
MFS VIT New Discovery
Lord, Abbett VCC Growth and Income
American Century VP Income & Growth

The investment objectives of the six newly available mutual fund portfolios are as follows:

Portfolio	                               Objective
MFS VIT Emerging Growth Series	          Seeks to provide long-term growth of
                                         capital. Dividend and interest
                                        	income from portfolio securities,
                                         if any, is incidental to the Series
                                        	investment objective of long-term
                                         growth of capital.

MFS VIT Research Series	                 Seeks to provide long-term
                                         growth of capital and future income.

MFS VIT Growth With Income Series	       Seeks to provide reasonable current
                                         income and long-term growth
                                         of capital and income.

MFS VIT New Discovery Series	            Seeks capital appreciation.

Lord, Abbett VCC Growth and Income	      Seeks long-term growth of capital
Portfolio                                and income without excessive
                                         fluctuation in market value.

American Century VP Income & Growth	     Seeks dividend growth, current
Portfolio                                income and capital appreciation.
                                         The Portfolio will seek to achieve
                                         its investment objective by investing
                                         in a diversified portfolio of U.S.
                                         stocks.

The six new Investment Divisions each invest in shares of a corresponding portfolio of one of the following mutual funds:

	Mutual Fund	                            Investment Adviser

	MFS Variable Insurance Trust	           Massachusetts Financial Services
 (MFS VIT)                               Company

	Lord, Abbett Series Fund, Inc.
(variable contract class)	               Lord, Abbett & Co.
	(Lord, Abbett VCC)

	American Century Variable Portfolios,
Inc.	                                    American Century Investment
 (American Century)                      Management, Inc.

The table on the following page summarizes the charges and deductions that may be applicable to an investment in the six portfolios listed above. These charges and deductions are explained in the prospectus for the Variable Annuity and the prospectuses for the individual portfolios.

This Prospectus Supplement must be accompanied or preceded by the Prospectus dated May 1, 1998 for the Variable Annuity and by the Prospectus dated May 1, 1998 for each Fund portfolio listed above.


The Fund portfolios described above and the other Fund portfolios described in the Prospectus dated May 1, 1998 for the Variable Annuity are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain of the Funds portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the Funds portfolios available under the Contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Funds portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

This Prospectus Supplement provides very limited information about the newly available Fund portfolios. The prospectuses for these portfolios, which accompany this Prospectus Supplement, describe the investment objectives, policies and risks of the portfolio. The information in this Prospectus Supplement is qualified in its entirety by the information included in the Prospectus for the Variable Annuity and the prospectus for the portfolios.

In addition to fees and charges deducted under the Contracts (described in the Prospectus for the Variable Annuity), certain fees and charges are deducted by each Fund for managing each portfolios investments and providing services to the portfolio. The table below summarizes these portfolio expenses:

                         Portfolio Annual Expenses (1)
              (as a percentage of Portfolio average net assets)

                       	                        Management Other    Total Annual
Portfolio	                                      Fees	      Expenses Expenses (2)
MFS VIT Emerging Growth Series                 	0.75%	     0.12% 	  0.87%
MFS VIT Research Series	                        0.75%   	  0.13%	   0.88%
MFS VIT Growth With Income Series (3)	          0.75%	     0.25%	   1.00%
MFS VIT New Discovery Series (3)               	0.90%     	0.25%	   1.15%
Lord, Abbett VCC Growth and Income Portfolio	   0.50%  	   0.02%   	0.52%
American Century VP Income & Growth Portfolio	  0.70%  	   0.00%   	0.70%

(1) The Fund data was provided by Massachusetts Financial Services Company, Lord, Abbett Distributor LLP and American Century Investment Management, Inc. Midland has not independently verified the accuracy of the Fund data.

(2) The annual expenses shown are based on actual expenses for 1997, except for the MFS VIT New Discovery Series and American Century VP Income &
Growth Portfolio where they are based on estimated expenses for 1998.

(3) MFS has agreed to bear expenses for these Series, subject to reimbursement by these Series such that each such Series Other Expenses shall not exceed 0.25%. Without this limitation on the Other Expenses, the Other Expenses and Total Annual Expenses would be:

                                   	Other	     Total Annual
Series	                             Expenses	  Expenses
MFS VIT Growth With Income Series  	0.35%	     1.10%
MFS VIT New Discovery Series       	0.47%	     1.37%


Expense Examples:
If You surrender or annuitize Your Contract at the end of the applicable time period, You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:
                                  	One	  Three Five   Ten
                                  	Year	 Year  Year   Year
MFS VIT Emerging Growth Series	     $94 	$125 	$158  	$274
MFS VIT Research Series            	 94	 125  	 159  	 275
MFS VIT Growth With Income Series	   96	 129	   165  	 287
MFS VIT New Discovery Series	        97	 133	   172	   301
Lord, Abbett VCC Growth and Income	  91	 114	   140	   238
American Century VP Income & Growth	 93	 120	   149	   256

If you do not surrender Your Contract, You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                    	One	  Three	 Five	 Ten
                                     Year  Year  	Year	 Year
MFS VIT Emerging Growth Series	      $24  	$75	   $128  	$274
MFS VIT Research Series	              24	   75	    129  	 275
MFS VIT Growth With Income Series   	 26  	 79  	  135  	 287
MFS VIT New Discovery Series          27  	 83   	 142  	 301
Lord, Abbett VCC Growth and Income  	 21	   64	    110  	 238
American Century VP Income & Growth	  23	   70	    119	   256

The above examples are based on actual expenses for 1997, or estimated expenses for 1998, as indicated above. Actual expenses are shown under the table titled Portfolio Annual Expenses and are net of any fee waivers or expenses reimbursements.

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical. Past or future annual returns may be greater or less than the assumed amount. The above examples reflect the $33 Contract Maintenance Charge as an annual charge of 0.13% of assets. The 0.13% is based on an average contract value of $27,000.